Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Carrying amount of goodwill
Balance at beginning of period		¥ 60,000
Balance at end of period	$ 16,793	108,781	¥ 60,000
Impairment loss in goodwill recognized		0	0
Lefeng.com
Carrying amount of goodwill
Addition for acquisition			¥ 60,000
Zhengzhou Andaxin
Carrying amount of goodwill
Addition for acquisition		17,807
Balance at end of period		17,807
Explink
Carrying amount of goodwill
Addition for acquisition		11,057
Balance at end of period		11,057
Certain logistic companies and other entities
Carrying amount of goodwill
Addition for acquisition		19,917
Balance at end of period		¥ 19,917